Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events
Subsequent Events

Note 30. Subsequent Events

Cash Dividend Policy

On April 30, 2021, the Company announced that its Board of Directors approved a cash dividend policy ("Dividend Policy") that maximizes potential dividends payable to holders of common shares of the Company based upon the Group's royalty interest in the Scully iron ore mine.  Pursuant to the Dividend Policy:

•Cash dividends will be declared and paid based upon the cash flows from the preceding period;

•No capital expenditures, expenses or liabilities may be incurred or committed other than those relating to the general and administrative expenses in the ordinary course of business relating to the Company's focus and dedication to the Dividend Policy and the Rationalization Plan (defined below);

•The Company's subsidiaries that hold interests in the Scully iron ore mine may not enter any new business, make any investment or carry on any activities that may be inconsistent with the Dividend Policy;

•The amount and timing of the interim cash dividend payments shall be based upon a review by the Board of Directors of the financial condition of the Company, including ongoing working capital requirements, operating results and any other factors which the board of directors determines is relevant.

Non-current Assets held for Sale and Discontinued Operations

In connection with the approval of its Dividend Policy, on April 30, 2021, the Company announced that its Board of Directors also approved a plan to focus the Company's efforts on its Royalty segment, with a view to maximize cash flows available for future dividend payments.  As part of this plan, the Company's Board of Directors determined to rationalize the businesses and geographies representing the Industrial and Merchant Banking segments ("Rationalization Plan").  This Rationalization Plan is currently expected to be completed within one year and will result in the Industrial and Merchant Banking segments being classified as assets held for sale and discontinued operations in the Company's financial statements going forward.

For a description of the non-current assets (or disposal groups) to be reclassified as held for sale and their reportable segments, see Note 6.

As a result, beginning with the Group's 2021 consolidated financial results, the Group's consolidated balance sheet will present the assets and liabilities of Industrial and Merchant Banking as assets held for sale, and liabilities associated with assets held for sale, respectively. All operating results of these two segments will be presented in as single amount in the Group's consolidated statement of operations, being "Income or loss from discontinued operations".  This will result in the Group's consolidated financial statements to be principally comprised of the Group's core royalty asset going forward.

2017 Plan

In April 2021, the Company's Board of Directors authorized an amendment to the 2017 Plan (see Note 20) to: (i) increase the number of common shares of the Company available for Awards (as defined in the 2017 Plan) thereunder by 1,326,591 common shares from 575,403 to 1,901,994 common shares; and (ii) increase the annual limitations on grants of Awards to Covered Employees (as defined in the 2017 Plan) to 400,000 common shares of the Company in any fiscal year (425,000) common shares during the fiscal year where such participant's employment commences). The Company's shareholders will be asked to approve these amendments at the Company's annual meeting in 2021. The Company's Compensation Committee and Board of Directors also approved grants of stock options entitling the holders thereof to acquire up to 1,307,000 common shares of the Company, which options will have a term of 10 years, be granted effective on the second business day after the date of this Annual Report on Form 20-F and have an exercise price equal to the closing price of the Company's common shares on such date. Vesting of these Awards is subject to ratification of the amendments to the 2017 Plan at the next annual meeting of the Company's shareholders in 2021.

Stock Dividend

On April 30, 2021, the Company announced that its Board of Directors approved the following stock dividends that will be distributed to holders of the Company's common shares:

•

a  9% stock dividend will be distributed on May 31, 2021, to shareholders of record as at May 14, 2021, where such holders will receive 9 common shares for every 100 common shares held on the record date; and

•

an 8% stock dividend will be distributed on November 30, 2021, to shareholders of record as at November 15, 2021, where such holders will receive 8 common shares for every 100 common shares held on the record date.

The above stock dividends are subject to receipt of any requisite stock exchange approvals. No fractional shares will be issued by the Company in connection with such stock dividends.